SUBSEQUENT EVENTS	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

15. Subsequent Events

In April 2021, the Company acquired Root AI, Inc., (“Root AI”) an artificial intelligence farming startup that creates intelligent robots to help manage high-tech indoor farms, for approximately $60,000. Total consideration included $10,000 in cash and 2,328 shares of the Company’s common stock. Founded in 2018, Root AI is based in Somerville, Massachusetts and has 19 full-time employees. The acquisition of Root AI is expected to provide the Company with a baseline of harvesting support while helping to evaluate crop health, predict yield, and optimize overall operations of its CEA facilities. The acquisition of Root AI will be accounted for under the acquisition method.

On April 12, 2021, the Company granted a total of 6,003 restricted stock units under the Plan.

(14)   Subsequent Events

On January 29, 2021, the Business Combination and Merger was completed. The transaction provided the Company approximately $475.0 million of unrestricted cash, including $375.0 million in gross proceeds from the fully committed common stock PIPE.

In connection with the transaction:

•

Each share of Preferred Stock that was then issued and outstanding was automatically converted into AppHarvest Common Stock, such that each converted share of Preferred Stock was no longer outstanding and ceased to exist.

•

Novus assumed the Convertible Note, and the outstanding principal and unpaid accrued interest due was converted into an aggregate 3,242,336 shares of Novus’ common stock, such that the Convertible Note was no longer outstanding and ceased to exist.

•

Each share of AppHarvest Common Stock, including the AppHarvest Common stock issued upon conversion by the AppHarvest Preferred stockholders, was converted into and exchanged for 2.1504 shares (the “Exchange Ratio”) of Novus’ common stock.

•

Each option to purchase AppHarvest Common Stock that was outstanding, whether vested or unvested, was converted into an option to purchase a number of shares of Novus Common Stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of AppHarvest Common Stock subject to such AppHarvest option and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such AppHarvest option, divided by (B) the Exchange Ratio.

•

Each restricted stock unit awarded by AppHarvest that was outstanding, whether vested or unvested, was converted into an award of restricted stock units to acquire a number shares of Novus Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of AppHarvest Common Stock subject to the AppHarvest restricted stock unit award and (2) the Exchange Ratio.

As further discussed within Note 8(a) to these consolidated financial statements, on March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement with Equilibrium.

Novus Capital Corp [Member]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 29, 2021, (the “Closing Date”), the Company consummated the AppHarvest Business Combination Agreement pursuant to which AppHarvest Operations, Inc., a Delaware corporation (f/k/a AppHarvest, Inc.) (“Legacy AppHarvest”) was merged with and into Merger Sub, with Legacy AppHarvest surviving the Merger as a wholly owned subsidiary of the Company. On the Closing Date, the Company changed its name to AppHarvest, Inc.